RELATED PARTY TRANSACTIONS - Outstanding Balances (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Accounts receivable (Note 9)	$ 57.5	$ 40.3
Contract assets	735.7	642.4
Accounts payable and accrued liabilities (Note 16)	5.7	5.1
Contract liabilities	264.0	276.2
Joint ventures
Disclosure of transactions between related parties [line items]
Accounts receivable (Note 9)	59.5	49.7
Contract assets	25.6	23.0
Other non-current assets	17.1	12.8
Accounts payable and accrued liabilities (Note 16)	5.7	5.1
Contract liabilities	58.0	46.5
Other non-current liabilities	$ 0.0	$ 1.5